DERIVATIVE INSTRUMENTS - Schedule of Notional Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	$ 1,693	$ 1,391
Liabilities	(119)	(57)
Derivatives designated as hedging instruments: | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,248	1,625
Assets	3	21
Liabilities	(17)	(18)
Derivatives designated as hedging instruments: | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,499	1,330
Assets	12	9
Liabilities	(5)	(16)
Derivatives designated as hedging instruments: | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,797	0
Assets	12	0
Liabilities	0	0
Derivatives not designated as hedging instruments:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	61,902	54,054
Assets	1,693	1,391
Liabilities	(119)	(57)
Derivatives not designated as hedging instruments: | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	7,447	3,684
Assets	28	34
Liabilities	(59)	(9)
Derivatives not designated as hedging instruments: | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,001	38
Assets	35	0
Liabilities	(16)	0
Derivatives not designated as hedging instruments: | Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	46,883	46,374
Assets	1,571	1,311
Liabilities	0	(5)
Derivatives not designated as hedging instruments: | Equity total return swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	0	18
Assets	0	1
Liabilities	0	0
Derivatives not designated as hedging instruments: | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	2,027	985
Assets	32	15
Liabilities	$ (22)	$ (9)